1.  Name and address of issuer

	Morgan Stanley Mid Cap
Growth Fund

2.  The name of each series or
class of securities for which
this Form is filed
	x

3a.  Investment Company Act File
Number:

	811-03639

3b.  Securities Act File Number:

	002-81151

4a.  Last day of fiscal year
for which this Form is filed:

	September 30, 2012

4b.  []  Check box if this Form
is being filed late (i.e., more
than 90 calendar days after the end
of the issuer's fiscal year).
(See Instruction A.2)

Note: If the Form is being filed late,
interest must be paid on the
registration fee due.

4c.  []  Check box if this is the
last time the issuer will be filing
this Form.

5.  Calculation of registration fee:

	(i)  Aggregate sale price of
securities sold during the fiscal year
pursuant to section 24(f):	36,456,353

	(ii)  Aggregate price of
securities redeemed or repurchased
during the fiscal year:	108,038,967

	(iii)  Aggregate price of
securities redeemed or repurchased
during any prior fiscal year ending
no earlier than October 11, 1995 that
were not previously used to reduce
registration fees payable to the
Commission:	681,646,094

	(iv)  Total available redemption
credits [add items 5(ii) and 5(iii)]:
(789,685,061)

	(v)  Net sales -- if item 5(i) is
greater than item 5(iv) [subtract item
5(iv) from item 5(i)]:	0.00

	(vi)  Redemption credits available
for use in future years - if item 5(i)
is less than item 5(iv) [subtract item
5(iv) from item 5(i)]:	(753,228,708)

	(vii)  Multiplier for
determining registration fee
(See Instruction C.9):	   .00013640

	(viii)  Registration fee due
[multiply item 5(v) by item 5(vii)]
(enter "0" if no fee is due):	0.00

6.  Prepaid Shares:

	If the response to Item 5(i)
was determined by deducting an amount
of securities that were registered
under the Securities Act of 1933 pursuant
to rule 24e-2 as in effect before
October 11, 1997, then report the amount
of securities (number of shares or shares
or other units) deducted here:	.
If there is a number of shares or other
units that were registered pursuant to
rule 24e-2 remaining unsold at the end
of the fiscal year for which this form
is filed that are available for use by
the issuer in future fiscal years, then
state that number here:	.

	If the response to Item 5(i)
was determined by deducting an amount
of securities that were registered
under the Securities Act of 1933 pursuant
to rule 24e-2 as in effect before
October 11, 1997, then report the amount
of securities (number of shares or shares
or other units) deducted here:	.
If there is a number of shares or other
units that were registered pursuant to
rule 24e-2 remaining unsold at the end
of the fiscal year for which this form
is filed that are available for use by
the issuer in future fiscal years, then
state that number here:	.

	0.00

8.  Total of the amount of registration
fee due plus any interest due
[line 5(viii) plus line 7]:

	0.00

9.  Date the registration fee and any
interest payment was sent to the
Commission's lockbox depository:

	Method of Delivery:

	[] Wire Transfer
	[] Mail or other means
SIGNATURES
	This report has been signed
below by the following persons on behalf
of the issuer and in the capacities and
on the dates indicated.
By (Signature and Title)*
/s/ Frank Smith
Frank Smith
Treasurer
Date "December 29, 2012"
*Please print the name and title of the
signing officer below the